Pension and Postretirement Benefits - Schedule of Results of Sensitivity Analysis of PBO (Detail) (Change in Projected Benefit Obligation [Member], Pension Plans [Member])	12 Months Ended
Dec. 31, 2014
Change in Projected Benefit Obligation [Member] | Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate of 1% p.a. lower than "base case"	3.62%
Salary growth of 1% p.a. higher than "base case"	2.90%
Staff turnover rate plus 3% p.p. for all ages	(5.94%)